Group information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Subsidiaries
The Group’s principal subsidiaries as at December 31, 2021 and 2020 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

			Ownership interest held by the Group
Name of entity	Place of business/country of incorporation	Principle activities	2021	2020	2019
Allego B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	100%	100%
Allego Innovations B.V.	Arnhem, the Netherlands	Software development	100%	100%	100%
Allego Employment B.V.	Arnhem, the Netherlands	Staffing agency within the Group	100%	100%	100%
Allego GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
Allego België B.V.	Mechelen, Belgium	Charging solutions for electric vehicles	100%	100%	100%
Allego France SAS	Paris, France	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Ltd	London, United Kingdom	Charging solutions for electric vehicles	100%	100%	100%
Allego Denmark ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	100%	100%
Allego, Unipessoal Lda	Lisbon, Portugal	Charging solutions for electric vehicles	100%	100%	100%
Allego Norway AS	Olso, Norway	Charging solutions for electric vehicles	100%	100%	100%
Allego Sweden AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	100%	100%
Allego Italy S.R.L.	Torino, Italy	Charging solutions for electric vehicles	100%	—	—
Allego Spain S.L.U.	Madrid, Spain	Charging solutions for electric vehicles	100%	—	—